Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. Our financial statements have been prepared on a consolidated basis and as of December 31, 2021, and 2020 and for the years ended December 31, 2021 and 2020 include the consolidated accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements herein.
Foreign Currency
The Company’s functional and reporting currency is United States Dollars (“USD”). The Company’s foreign subsidiary has a functional currency other than USD. Financial position and results of operations of the Company’s international subsidiaries are measured using local currencies as the functional currency. Assets and liabilities of these operations are translated at the exchange rates in effect at the end of each reporting period. The Company’s international subsidiaries statements of operations accounts are translated at the weighted-average rates of exchange prevailing during each reporting period. Translation adjustments arising from the use of differing currency exchange rates from period to period are included in accumulated other comprehensive loss in stockholders’ equity. Gains and losses on foreign currency exchange transactions, as well as translation gains or losses on transactions denominated in currencies other than an entity’s functional currency, are reflected in the statement of operations.
Liquidity
The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. To date, the Company has been funded primarily by preferred stock financings, debt proceeds, and the business combination with FWAA. The Company received approximately $444,647 in cash proceeds, net of fees and transaction costs funded in connection with the August 24, 2021 Closing of the Business Combination, which included approximately $155,000 from the PIPE Investment.
Management believes that currently available resources will provide sufficient funds to enable the Company to meet its obligations for at least one year past the issuance date of these financial statements. The Company may need to raise additional capital through equity or debt financing to fund future operations until it generates positive operating cash flows. There can be no assurance that such additional equity or debt financing will be available on terms acceptable to the Company, or at all.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expense during the reporting period. These estimates made by management include valuing the Company’s inventories on hand, allowance for doubtful accounts, intangible assets, earnout liabilities, warranty liabilities and certain assumptions used in the valuation of equity awards, including the estimated fair value of common stock warrants, stand-alone selling price of items sold and assumptions used to estimate the fair value of stock-based compensation expense. Actual results could differ materially from those estimates.
Impact of
COVID-19
The extensive impact caused by the
COVID-19
pandemic has resulted and will likely continue to result in significant disruptions to the global economy, as well as businesses and capital markets around the world. In an effort to halt the outbreak of
COVID-19,
a number of countries, states, counties and other jurisdictions have imposed, and may impose in the future, various measures, including, but not limited to, voluntary and mandatory quarantines, stay-at-home
orders, travel restrictions, limitations on gatherings of people, reduced operations and extended closures of businesses.
The timing of customer orders and the Company’s ability to fulfill orders received was impacted by various
COVID-19-related
government mandates, resulting in a delay in units sold. The Company has also witnessed certain current and prospective customers delaying purchases based on budget constraints or project delays related to
COVID-19.
The broader and long-term implications of the
COVID-19
pandemic on the Company’s workforce, operations and supply chain, customer demand, results of operations and overall financial performance remain uncertain.
The impact of
COVID-19
and measures to prevent its spread have been impactful and continue to affect business in the following ways.

•	The Company’s workforce
Employee health and safety is a priority. In response to
COVID-19,
the Company established new protocols to help protect the health and safety of its workforce, including restricting employee travel, recommending that all non-essential
personnel work from home and cancelled or reduced physical participation in sales activities, meetings, events and conferences and implemented additional safety protocols for essential workers.

•	Operations and supply chain
The Company has experienced some production delays as a result of
COVID-19,
including impacts to the sourcing, manufacturing, and logistics channels.

•	Demand for the Company’s products

The Company continues to engage with current and potential customers and believes some customers may continue to delay purchases because their development programs may also be delayed as a result of
COVID-19.
The Business Combination
The Business Combination is accounted for as a reverse recapitalization as Legacy SmartRent was determined to be the accounting acquirer. The determination is primarily based on the evaluation of the following facts and circumstances:

•	the equity holders of Legacy SmartRent hold the majority of voting rights in the Company;

•	the board of directors of Legacy SmartRent represent a majority of the members of the board of directors of the Company or were appointed by Legacy SmartRent;

•	the senior management of Legacy SmartRent became the senior management of the Company; and

•	the operations of Legacy SmartRent comprise the ongoing operations of the Company.
In connection with the Business Combination, outstanding capital stock of Legacy SmartRent was converted into Common Stock of the Company, par value $0.0001 per share, representing a recapitalization, and the net assets of the Company were acquired at historical cost, with no goodwill or intangible assets recorded. Legacy SmartRent was deemed to be the predecessor of the Company, and the consolidated assets and liabilities and results of operations prior to the Closing Date are those of the Legacy SmartRent. The shares and corresponding capital amounts and net loss per share available to common stockholders, prior to the Business Combination, have been retroactively restated as shares reflecting the Exchange Ratio.
Acquisitions
In December 2021, the Company purchased all of the outstanding equity interests of iQuue, LLC (“iQuue”) in an acquisition that meets the definition of a business combination, for which the acquisition method of accounting was used (see Note 13). The acquisition was recorded on the date that the Company obtained control over the acquired business. The consideration paid was determined on the acquisition date and the acquisition-related costs, such as professional fees, were excluded from the consideration transferred and were recorded as expense in the period incurred. Assets acquired and liabilities assumed by the Company were recorded at their estimated fair values, while goodwill was measured as the excess of the consideration paid over the fair value of the net identifiable assets acquired and liabilities assumed.
In February 2020, Legacy SmartRent purchased all of the outstanding equity interests of Zenith Highpoint, Inc. (“Zenith”) in an acquisition that meets the definition of a business combination, for which the acquisition method of accounting was used, see Note 13 of these Consolidated Financial Statements. The acquisition was recorded on the date that the Company obtained control over the acquired business. The consideration paid was determined on the acquisition date and the acquisition-related costs, such as professional fees, were excluded from the consideration transferred and were recorded as expense in the period incurred. Assets acquired and liabilities assumed by the Company were recorded at their estimated fair values, while goodwill was measured as the excess of the consideration paid over the fair value of the net identifiable assets acquired and liabilities assumed.

Net Loss Per Share Attributable to Common Stockholders
The Company follows the
two-class
method to include the dilutive effect of securities that participated in dividends, if and when declared, when computing net income per common share. The two-class
method determines net income per common share for each class of common stock and participating securities according to dividends, if and when declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The anti-dilutive effect of potentially dilutive securities is excluded from the computation of net loss per share because inclusion of such potentially dilutive shares on an as-converted
basis would have been anti-dilutive.
The Company’s participating securities included convertible preferred stock, as the holders were entitled to receive noncumulative dividends on a pari passu
basis in the event that a dividend is paid on common stock. The Company also considers any unvested common shares subject to repurchase to be participating securities because holders of such shares have non-forfeitable
dividend rights in the event a dividend is paid on common stock. The holders of convertible preferred stock, as well as the holders of unvested common shares subject to repurchase, do not have a contractual obligation to share in losses. In conjunction with the Business Combination all convertible preferred stock converted to common stock.
Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, adjusted for outstanding shares that are subject to repurchase and any shares issuable by the exercise of warrants for nominal consideration.
Diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. For periods in which the Company reports a net loss, the diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders, because inclusion of such potentially dilutive shares on an as-converted
basis would have been anti-dilutive.
Cash and Cash Equivalents
The Company considers financial instruments with an original maturity of three months or less to be cash and cash equivalents. The Company maintains cash and cash equivalents at multiple financial institutions, and, at times, these balances exceed federally insurable limits. As a result, there is a concentration of credit risk related to amounts on deposit. The Company believes any risks are mitigated through the size and security of the financial institution at which our cash balances are held.
Restricted Cash
The Company considers cash to be restricted when withdrawal or general use is legally restricted. The Company reports the current portion of restricted cash as a separate item in the Consolidated Balance Sheets and the non-current
portion is a component of other long-term assets in the Consolidated Balance Sheets. The Company determines current or non-current
classification based on the expected duration of the restriction.

Loans Receivable, net
The Company records its investments in loans receivable at cost, net of any discounts, to other assets on the Consolidated Balance Sheets. Loan discounts are amortized over the life of the loan to interest income on the Consolidated Statement of Operations.
Accounts Receivable, net
Accounts receivable consist of balances due from customers resulting from the sale of hardware, professional services and hosted services. Accounts receivable are recorded at invoiced amounts, are non-interest
bearing and are presented net of the associated allowance for doubtful accounts on the Consolidated Balance Sheets. The allowance for doubtful accounts totaled $357 and $131 as of December 31, 2021, and 2020, respectively. The provision for doubtful accounts is recorded in general and administrative expenses in the accompanying Consolidated Statements of Operations and Comprehensive Loss and totaled $226 and $512 for the years ended December 31, 2021 and 2020, respectively. There were no write-offs of accounts receivable deemed uncollectable for the year ended December 31, 2021. There were $381 in write-offs of accounts receivable deemed uncollectable for the year ended December 31, 2020. The Company evaluates the collectability of the accounts receivable balances and has determined the allowance for doubtful accounts based on a combination of factors, which include the nature of relationship and the prior experience the Company has with the account and an evaluation for current and projected economic conditions as of the Consolidated Balance Sheets date. Accounts receivable determined to be uncollectible are charged against the allowance for doubtful accounts. Actual collections of accounts receivable could differ from management’s estimates.
Significant Customers
A significant customer represents 10% or more of the Company’s total revenue or net accounts receivable balance at each respective Consolidated Balance Sheet date. The significant customers of the Company are also limited partners of an investor in the Company with approximately 22% and 32% ownership as of December 31, 2021 and 2020, respectively. The investor does not exert control or influence on these limited partners and, as such these limited partners do not meet the definition of related parties of the Company. Revenue as a percentage of total revenue and accounts receivable as a percentage of total accounts receivable for each significant customer follows.

	Accounts Receivable		Revenue
	As of		For the years ended
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Customer A	*	34%	12%	28%
Customer B	*	*	12%	*
Customer C	15%	*	*	23%
Customer D	*	17%	*	*
Customer E	*	31%	*	*

*	Total less than 10% for the respective period

Inventory
Inventories, which are comprised of smart home equipment and components are stated at the lower of cost or net realizable value with cost determined under the first-in,
first-out
method. The Company adjusts the inventory balance based on anticipated obsolescence, usage and historical write-offs.
Goodwill
Goodwill represents the excess of cost over net assets of the business combinations that was completed during the years ended December 31, 2021, and 2020 (see Note 12). The Company tests for potential impairment of goodwill on an annual basis in November by determining if the carrying value is less than the fair value. The Company will conduct additional tests between annual tests if there are indications of potential goodwill impairment. Qualitative factors are considered first to determine if performing a quantitative test is necessary. No goodwill impairment was recorded during the years ended December 31, 2021, and 2020.
Intangible Assets
The Company recorded intangible assets with finite lives, including customer relationships and developed technology, as a result of the iQuue acquisition. The estimated useful life of the customer relationships and developed technology is 13 years and 1 year, respectively. Intangible assets are amortized on a straight-line basis based on their estimated useful lives.
Property and Equipment, net
Property and equipment is stated at cost, net of accumulated depreciation and amortization. Costs of improvements that extend the economic life or improve service potential are capitalized. Expenditures for routine maintenance and repairs are charged to expense as incurred. Repairs and maintenance expense for the years ended December 31, 2021 and 2020 was $15 and $18, respectively, and is included in general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss.
Depreciation and amortization are included in cost of revenue and general and administrative expenses and are computed using the straight-line basis over estimated useful lives of those assets as follows.

Computer hardware and software	5 years
Furniture and fixtures	7 years
Warehouse equipment	15 years
Leasehold improvements	Shorter of the estimated useful life or lease term
Impairment of Long-Lived Assets
The Company reviews long-lived assets, including property and equipment, and operating lease right of use assets for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of these assets, or asset groups, is measured by comparing the carrying amounts of such assets or asset groups to the future undiscounted cash flows that such assets or asset groups are expected to generate. If such assets are impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.
Leases
The Company classifies an arrangement as a lease at inception by determining if the arrangement conveys the right to control the use of the identified asset for a period of time in exchange for consideration. If the arrangement is identified as a lease, classification is determined at the commencement of the arrangement. Operating lease liabilities are recognized at the present value of the future lease payments at the lease commencement date.
The Company estimates its incremental borrowing rate to discount future lease payments. The incremental borrowing rate reflects the interest rate that the Company would expect to pay to borrow on a collateralized basis an amount equal to the lease payments in a similar economic environment over a similar term. Operating lease right-of-use
(“ROU”) assets are based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs and lease incentives. Certain leases also include options to renew or terminate the lease at the election of the Company. The Company evaluates these options at lease inception and on an ongoing basis. Renewal and termination options that the Company is reasonably certain to exercise are included when classifying leases and measuring lease liabilities. Operating lease expense is recognized on a straight-line basis over the lease term. Variable lease costs are expensed as incurred. The Company has lease agreements with lease and non-lease
components, which are accounted for as a single lease component for all classes of assets. Lease payments for short-term leases with a term of twelve months or less are expensed on a straight-line basis over the lease term. Operating leases are included in other long-term assets, accrued expenses and other current liabilities, and other long-term liabilities.
Warranty Allowance
The Company provides its customers with limited service warranties associated with product replacement and related services. The warranty typically lasts one year following the installation of the product. The estimated warranty costs, which are expensed at the time of sale and included in hardware cost of revenue, are based on the results of product testing, industry and historical trends and warranty claim rates incurred and are adjusted for identified current or anticipated future trends as appropriate. Actual warranty claim costs could differ from these estimates. For the years ended December 31, 2021, and 2020 warranty expense included in cost of revenue was $8,305 and $3,694, respectively. As of December 31, 2021, and 2020, the Company’s warranty allowance was $6,106 and $3,336, respectively.
During the year ended December 31, 2020, the Company identified a deficiency with batteries contained in certain hardware sold and has included an estimate of the expected cost to remove these batteries, which were acquired from one supplier, in its warranty allowance. During the year ended December 31, 2021, the Company identified additional deficient batteries, and while the number of deficient batteries is less than one percent of the total number of all batteries deployed, the Company has elected to replace all of these batteries acquired from one supplier from previously deployed hardware devices. The result of this decision to replace all of the batteries acquired from one supplier increased the Company’s provision for warranty allowance by $6,430.

As of December 31, 2021, and 2020, $4,732 and $3,166, respectively, is included in the Company’s warranty allowance related to the remaining cost of replacement for this identified battery deficiency.
The Company’s aggregate warranty liabilities and changes were as follows:

	As of December 31,
	2021	2020
Warranty reserve beginning balance	$3,336	$—

Warranty accrual for battery deficiencies	6,430	3,200

Warranty accrual for completed projects	1,204	170

Warranty settlements	(4,864)	(34)

Warranty reserve ending balance	$6,106	$3,336

Convertible Preferred Stock
The Company assessed the provisions of Legacy SmartRent’s convertible preferred stock including redemption rights, dividends and voting rights to determine the appropriate classification. The Company determined that Legacy SmartRent’s shares of convertible preferred stock are appropriately classified as mezzanine equity because they were contingently redeemable into cash upon the occurrence of an event not solely within Legacy SmartRent’s control. When it is probable that a convertible preferred share will become redeemable, adjustments are recorded to adjust the carrying values. No such adjustments have been recorded during the year ended December 31, 2021 or year ended December 31, 2020. As a result of the Business Combination, each share of Legacy SmartRent convertible preferred stock and common stock was converted into the right to receive approximately 4.8846 shares of the Company’s Common Stock. Refer to Note 7,
Convertible Preferred Stock and Equity
.
Fair Value of Financial Instruments
Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities subject to on-going
fair value measurement are categorized and disclosed into one of three categories depending on observable or unobservable inputs employed in the measurement. These two types of inputs have created the following fair value hierarchy.
Level 1: Quoted prices in active markets that are accessible at the measurement date for assets and liabilities.
Level 2: Observable prices that are based on inputs not quoted in active markets but corroborated by market data.
Level 3: Unobservable inputs are used when little or no market data is available.
This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when determining fair value. The Company recognizes transfers between levels of the hierarchy based on the fair values of the respective financial measurements at the end of the reporting period in which the transfer occurred. There were no transfers between levels of the fair value hierarchy during the year ended December 31, 2021 or year ended December 31, 2020, respectively. The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.
Revenue Recognition
The Company derives its revenue primarily from sales of systems that consist of hardware devices, professional services and hosted services to assist property owners and property managers with visibility and control over assets, while providing all-in-one
home control offerings for residents. Revenue is recorded when control of these products and services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those products and services.
The Company may enter into contracts that contain multiple distinct performance obligations. The transaction price for a typical arrangement includes the price for: smart home hardware devices, which devices currently consist of door-locks, thermostats, sensors and light switches; a hub device, represented by either the Alloy Fusion or the Alloy SmartHub; professional services; and, a subscription for use of our proprietary software. The Company considers delivery for each of the hardware, professional services and the combination of the hardware Alloy SmartHub device with proprietary software (the “hosted services”) to be separate performance obligations. The hardware Alloy SmartHub device and the software subscription are not sold separately. The hardware performance obligation includes the delivery of smart home hardware devices and the Alloy Fusion device, which provides features that function independently without subscription to the Company’s proprietary software. The professional services performance obligation includes the services to install the hardware. The hosted services performance obligation provides a subscription that allows the customer access to software during the contracted-use
term when the promised service is transferred to the customer. Contracts containing the Alloy SmartHub device, which only functions with the subscription to the Company’s proprietary software and related hosting services are considered a single performance obligation. The Company partners with several manufactures to offer a range of compatible hardware products for its customers. The Company maintains control of the hardware purchased from manufacturers prior to it being transferred to the customer. The Company has discretion in establishing the price the customer will pay for the good or service. Consequently, the Company is primarily responsible for fulfilling the promise to provide the product and the Company is considered the principal in these arrangements.
For each performance obligation identified, the Company estimates the standalone selling price, which represents the price at which the Company would sell the device or service separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price, considering available information such as market conditions, historical pricing data, and internal pricing guidelines related to the performance obligations. The Company then allocates the transaction price among those obligations based on the estimation of the standalone selling price.
Payments are received by the Company by credit card, check or automated clearing house (“ACH”) payments and payment terms are determined by individual contracts and generally range from due upon receipt to net 30 days. Taxes collected from customers and remitted to governmental authorities are not included in reported revenue. Payments received from customers in advance of revenue recognition are reported as deferred revenue. We have elected the following practical expedients following the adoption of ASC 606:

•
Shipping and handling costs: the Company elected to account for shipping and handling activities that occur after the customer has obtained control of a good as fulfillment activities (i.e., an expense) rather than as a promised service. Amounts billed for shipping and handling fees are recorded as revenue.

•
Sales tax collected from customers: the Company elected to exclude from the measurement of transaction price all taxes assessed by a government authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by us from a customer.

•
Measurement of the transaction price: the Company applies the practical expedient that allows for inclusion of the future auto-renewals in the initial measurement of the transaction price. The Company only applies these steps when it is probable that it will collect the consideration to which it is entitled in exchange for the goods or services it transfers to a customer.

•
Significant financing component: the Company elected not to adjust the promised amount of consideration for the effects of a significant financing component when the period between the transfer of promised goods or services and when the customer pays for the goods or services will be one year or less.

Timing of Revenue Recognition is as follows.

•	Hardware Revenue
Hardware revenue results from the direct sale to customers of hardware smart home devices, which devices currently consist of door-locks, thermostats, sensors, and light switches. These smart home devices connect to either the Alloy Fusion or the Alloy SmartHub. The performance obligation for hardware revenue is considered satisfied, and revenue is recognized at a point in time, when the hardware device is shipped to the customer, except for the Alloy SmartHub, which is discussed in “Hosted Services Revenue” below. The Alloy Fusion device provides features that function independently without subscription to our proprietary software, and the performance obligation for hardware revenue is considered satisfied and revenue is recognized at a point in time when the Alloy Fusion hub is shipped to the customer. The Company generally provides a one-year
warranty period on hardware devices that are delivered and installed. The cost of the warranty is recorded as a component of cost of hardware revenue.

•	Professional Services Revenue
Professional services revenue results from installing smart home hardware devices, which does not result in significant customization of the product and is generally performed over a period from two to four weeks. Installations can be performed by the Company’s employees, contracted out to a third-party with the Company’s employees managing the engagement, or the customer can perform the installation themselves. The Company’s professional services contracts are generally arranged on a fixed price basis and revenue is recognized over the period in which the installations are completed.

•	Hosted Services Revenue
Hosted services revenue consists of recurring monthly subscription revenue generated from fees that provide customers’ access to one or more of the Company’s proprietary software applications including access controls, asset monitoring and related services. These subscription arrangements have contractual terms typically ranging from one-month
to seven-years and include recurring fixed plan subscription fees. Arrangements with customers do not provide the customer with the right to take possession of the Company’s software at any time. Customers are granted continuous access to the services over the contractual period. Accordingly, fees collected for subscription services are recognized on a straight-line basis over the contract term beginning on the date the subscription service is made available to the customer. Variable consideration is immaterial.
The Company also sells the Alloy SmartHub hardware hub device. The Alloy SmartHub device functions only with the subscription to the Company’s proprietary software applications and related hosting services and is sold only on an integrated basis with the subscription to the software. The Company considers the Alloy SmartHub device and hosting services subscription a single performance obligation and therefore defers the recognition of revenue for the hub devices. The Alloy Fusion device operates together with the proprietary software, but also provides features that function independently without subscription to the Company’s proprietary software, and the performance obligation for hardware revenue is considered satisfied and revenue is recorded at the point in time when the Alloy Fusion hub is shipped to the customer. When a hub device is included in a contract that does not require a long-term service commitment, the customer obtains a material right to renew the service because purchasing a new device is not required upon renewal. If a contract contains a material right, proceeds are allocated to the material right and recognized over the period of benefit, which is generally four years.
Cost of Revenue
Cost of revenue consists primarily of direct costs of products and services together with the indirect cost of estimated warranty expense and customer care and support over the life of the service arrangement.

•	Hardware
Cost of hardware revenue consists primarily of direct costs of proprietary products, hardware devices, supplies purchased from third-party providers, and shipping costs together with, indirect costs related to warehouse facilities (including depreciation and amortization of capitalized assets and right-of-use
assets), infrastructure costs, personnel-related costs associated with the procurement and distribution of products and warranty expenses together with the indirect cost of customer care and support.

•	Professional Services
Cost of professional services revenue consists primarily of direct costs related to personnel-related expenses for installation and supervision of installation services, general contractor expenses and travel expenses associated with the installation of products and indirect costs that are also primarily personnel-related expenses in connection with training of and ongoing support for customers and residents.

•	Hosted Services
Cost of hosted services revenue consists primarily of the amortization of the direct costs of the hardware hub device consistent with the revenue recognition period noted above in Hosted Services Revenue and infrastructure costs associated with providing software applications together with the indirect cost of customer care and support over the life of the service arrangement.
Deferred Cost of Revenue
Deferred cost of revenue includes all direct costs included in cost of revenue for hosted services and the hub device that have been deferred to future periods.
Research and Development
These expenses relate to the research and development of new products and services and enhancements to the Company’s existing product offerings and are expensed as incurred.
Advertising
Advertising costs are expensed as incurred and recorded as a component of sales and marketing expense. The Company incurred $801 and $663 of advertising expenses for the years ended December 31, 2021, and 2020, respectively.
Segments
The Company has one operating segment and one reportable segment as its chief operating decision maker, who is its Chief Executive Officer, reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company’s principal operations are in the United States and the Company’s long-lived assets are located primarily within the United States. The Company held $8,629 and $7,941 of assets outside the United States at December 31, 2021, and 2020, respectively.
Recent Accounting Guidance Not Yet Adopted
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
“Financial Instruments—Credit Losses (Topic 326)” which modifies the measurement of expected credit losses of certain financial instruments. This update is effective for fiscal years beginning after December 15, 2022 and must be applied using a modified-retrospective approach, with early adoption permitted. The adoption of ASU
2016-13
may have an impact on the Company’s accounting for accounts receivable, bad debt expense, and loans receivable included in the accompanying Consolidated Balance Sheets and Consolidated Statements of Operations and Comprehensive Loss. The Company is evaluating the extent of such impact.
In December 2019, the FASB issued ASU
No. 2019-12,
“Income Taxes (Topic 740)
”
, which simplifies the accounting for income taxes, primarily by eliminating certain exceptions found in the Accounting Standards Codification, section 740. This standard is effective for fiscal periods beginning after December 15, 2021. The Company has assessed this ASU and does not expect it to have a material impact on the Company’s consolidated financial statements.